Shareholders equity	12 Months Ended
Dec. 31, 2025
Shareholder's equity
Shareholder's equity
17 Shareholder's equity

a) Share capital

Accounting policy:

Equity is reduced by the incremental costs directly attributable to the issuance of common shares. In accordance with the policy outlined in Note 15 - Income tax and social contribution, transaction costs related to income tax are accounted for in accordance with Note 15 - Income tax and social contribution.

Transactions involving group shareholders are allocated within Equity Transactions - Capital reserve, such as share-based payments and changes in interests in subsidiaries

On April 30, 2025, at an Annual General Meeting (“OGM”), the Company's shareholders approved a reduction in the Company's share capital in the amount of R$ 649,805, with the objective of absorbing the balance of the Accumulated Losses account.

On October 23, 2025, an Extraordinary General Meeting approved an increase in the Company's share capital by up to 8,000,000,000 common shares. As mentioned in note 1, on November 14, 2025, the Company issued 2,100,000,000 shares at a price of R$ 5.00 per share, totaling R$ 10,500,000, of which R$ 2,100,000 were allocated to share capital and R$ 8,400,000 to capital reserves. The share capital increased from R$ 8,182,739 to R$ 10,282,739. The following is a breakdown of the net capital raised after expenses incurred:

Capital increase	2,100,000
Increase in capital reserves	8,400,000
Expenses deducted from fundraising (i)	(230,000)
Net balance raised	10,270,000

(i)	Of the total expenses deducted from the funds raised, the amount of R$ 219,760 was the cash disbursement in the 2025 fiscal year.

As of December 31, 2025, the subscribed capital was R$ 10,282,739 (R$ 8,832,544 as of December 31, 2024), fully paid up and represented by 3,966,570,932 registered, book-entry common shares with no nominal value.

As of December 31, 2025, the Company's share capital consisted of:

	Common shares
Shareholding structure	Amount	%
Aguassanta Holdings (Controller)	672,312,930	16.95%
Shareholding block	1,450,000,000	36.56%
Aguassanta	150,000,000
Other investors	1,300,000,000
Board of Directors	19,415,029	0.49%
Free float	1,817,700,638	45.82%
Outstanding shares	3,959,428,597	99.82%
Treasury shares	7,142,335	0.18%
Total	3,966,570,932	100.00%

b) Treasury shares

Accounting policy:

Treasury shares consists of shares that have been repurchased by the company for specific and limited purposes. Cosan holds the necessary number of shares for future employee share-based payment plans, and the volume is treated similarly to treasury shares for accounting purposes.

On January 14, 2025, the Company repurchased 4,200,000 shares of its own issuance for a total amount of R$ 34,022, resulting in an average cost of R$ 8.10 per share.

As of December 31, 2025, the Company held 7,142,335 treasury shares (compared to 3,747,965 shares as of December 31, 2024), with a market price of R$ 5.30.

c) Statutory reserve – special reserve

Accounting policy:

The purpose of the statutory reserve is to strengthen working capital and finance the maintenance, expansion, and development of the activities that comprise the company's corporate purpose.

d) Legal reserve

Accounting policy: The legal reserve is constituted by appropriating 5% of the net profit for the fiscal year, up to a limit of 20% of the share capital, in accordance with Law No. 6,404/76.

e) Dividends

Accounting policy:

According to the Company's bylaws, at the end of each fiscal year, a minimum mandatory dividend is allocated, corresponding to 25% of the annual net profit adjusted for changes in the equity of the reserves, in accordance with corporate law.

Dividends, the allocation of net profit for the fiscal year, and the excess of profit reserves, as determined in article 199 of the Brazilian Corporations Law (Law No. 6,404/76), will be subject to resolutions at the next Annual General Meeting.

i. Receivable

Consolidated	Investment in associated (i)	Investments in joint venture	Total
Balance as of January 1, 2024	35,836	219,941	255,777
Declared dividends	1,175,775	119,647	1,295,422
Other changes	(84,945)	—	(84,945)
Dividends received	(1,018,794)	(293,912)	(1,312,706)
Balance as of December 31, 2024	107,872	45,676	153,548
Declared dividends	125,231	904	126,135
Other changes	(91,173)	(36)	(91,209)
Dividends received	(107,424)	(45,640)	(153,064)
Balance as of December 31, 2025	34,506	904	35,410

(i)	See the breakdown of the balance in note 9.1.b.

ii. Payable

Consolidated
Balance as of January 1, 2024	549,054
Declared dividends	2,994,771
Dividends paid to preferred shareholders	(668,022)
Dividends paid	(2,779,081)
Balance as of January 1, 2025	96,722
Declared dividends	2,831,692
Dividends paid to preferred shareholders	(994,592)
Dividends paid	(1,698,703)
Other changes	(8,635)
Balance as of December 31, 2025	226,484

c) Other comprehensive income

	December 31, 2024	Comprehensive income (loss)	December 31, 2025
Income on cash flow hedge	(2,436,078)	200,259	(2,235,819)
Foreign currency translation differences	1,378,520	(55,037)	1,323,483
Remeasurement gain on defined benefit plans	(76,336)	972	(75,364)
Fair value loss on financial liabilities designated at fair value through the outcome attributable to changes in credit risk	—	(61,979)	(61,979)
Losses in the measurement of a derivative financial instrument	15,000	(15,000)	—
Change in the fair value of a financial asset	39,726		39,726
Predecessor adjustment	1,381,798	—	1,381,798
Total	302,630	69,215	371,845

Attributable to:
Controlling shareholders	565,855	59,699	625,554
Non-controlling shareholders	(263,225)	9,516	(253,709)

	December 31, 2023	Comprehensive loss (income)	December 31, 2024
Loss on cash flow hedge	(2,042,427)	(393,651)	(2,436,078)
Foreign currency translation differences	841,409	537,111	1,378,520
Remeasurement gain on defined benefit plans	(183,651)	107,315	(76,336)
Loss in the measurement of a derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	39,726	—	39,726
Predecessor adjustment	1,381,798	—	1,381,798
Total	51,855	250,775	302,630

Attributable to:
Owners of the Company	314,325	251,530	565,855
Non-controlling interests	(262,470)	(755)	(263,225)